Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

NOTE 10 – Subsequent Events

On March 8, 2022, the Company entered into securities purchase agreements with certain accredited and institutional investors, including Dr. Ray Prudo, the Company’s Chairman, providing for the issuance of an aggregate of 7,440,833 ADSs in a registered direct offering at $1.20 per ADS, resulting in gross proceeds of approximately $8.9 million. In addition, the Company issued to the investors registered warrants to purchase an aggregate of 3,720,409 ADSs. The warrants are immediately exercisable and will expire five years from issuance at an exercise price of $1.40 per ADS, subject to adjustment as set forth therein. The Company paid an aggregate of approximately $774,321 in placement agent fees and expenses and issued registered placement agent warrants to purchase an aggregate of 297,633 ADS on the same terms as the warrants, except that the placement agent warrants are exercisable at $1.50 per ADS.